Securities borrowed, lent and subject to repurchase agreements (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	121,242	172,184
Deposits paid for securities borrowed	62,213	64,779
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	183,455	236,963
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220
Deposits received for securities lent	12,557	15,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	132,721	176,559
Bank
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	121,234	172,156
Deposits paid for securities borrowed	62,212	64,779
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	183,446	236,935
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220
Deposits received for securities lent	12,557	15,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	132,721	176,559